Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Core Alternative ETF
Shareholder Report [Line Items]
Fund Name	Core Alternative ETF
Class Name	TF
Trading Symbol	CCOR
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Core Alternative ETF for the period of May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://corealtfunds.com/CCOR. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://corealtfunds.com/CCOR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Alternative ETF	$114	1.16%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended April 30, 2026, the Fund returned -4.31%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund employs a strategic approach centered on a concentrated, equal-weight-tilted long equity portfolio, composed primarily of large-cap stocks with a slight value tilt. The equity portfolio is complemented by an option strategy designed to mitigate downside risk. The narrow market leadership experienced over the past year created headwinds for the strategy. While certain holdings showed strong outperformance (namely in financials and tech stocks), the put option strategy created a performance drag as the back half of 2025 experienced minimal volatility. The Fund posted strong performance in the first few months of 2026 during a period of downside swings in broader equity markets.
POSITIONING
The Fund has actively allowed individual long equity weights to increase in certain holdings to better manage the basis risk relative to the overall market and the option positioning. The portfolio management team has employed additional strategies to ameliorate the impact of narrow market breadth.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/23/2017)
Core Alternative ETF NAV	-4.31	-1.33	1.67
S&P 500 TR	31.05	13.14	14.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://corealtfunds.com/CCOR for more recent performance information.
Net Assets	$ 27,602,672
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 448,435
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$27,602,672
Number of Holdings	42
Net Advisory Fee	$448,435
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)
Alphabet, Inc.	7.0%
Morgan Stanley	4.9%
Johnson & Johnson	4.1%
Walmart, Inc.	3.9%
Exxon Mobil Corp.	3.8%
Chevron Corp.	3.8%
Air Products & Chemicals, Inc.	3.6%
Microsoft Corp.	3.5%
NextEra Energy, Inc.	3.4%
JPMorgan Chase & Co.	3.4%

Top Sectors	(%)
Financial	19.8%
Technology	16.4%
Consumer, Non-cyclical	14.2%
Communications	13.7%
Consumer, Cyclical	10.1%
Industrial	9.4%
Energy	7.6%
Utilities	6.6%
Basic Materials	5.1%
Cash & Other	-2.9%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Manager or Portfolio Management Team: Kyler Kring, CFA, previously a Portfolio Analyst, is now an Associate Portfolio Manager for the Fund.
Updated Prospectus Web Address	https://corealtfunds.com/CCOR
Optimized Equity Income ETF
Shareholder Report [Line Items]
Fund Name	Optimized Equity Income ETF
Class Name	TF
Trading Symbol	OEI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Optimized Equity Income ETF for the period of October 21, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://corealtfunds.com/OEI. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://corealtfunds.com/OEI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Optimized Equity Income ETF	$55	1.02%
[1],[2]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended April 30, 2026 since inception (Oct. 21, 2025), the Fund returned 7.24%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund pairs a long equity portfolio with a diverse set of holdings alongside a call writing option strategy to generate income. In the approximate 6-month period since inception, the Fund posted strong performance in a supportive market backdrop. Both the equity holdings and the option strategy contributed to overall Fund returns. The ability of the Fund to sell covered call options on individual securities and/or broad equity market indexes is a core differentiator providing the managers flexibility in income generation based on the prevailing market environment.
POSITIONING
The Fund has performed in-line with expectations to date and has not materially altered its holdings. Positioning has tilted modestly more conservative in the final weeks of the period ended April 30th as equity market valuations have become elevated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/21/2025)
Optimized Equity Income ETF NAV	7.24
S&P 500 TR	7.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://corealtfunds.com/OEI for more recent performance information.
Net Assets	$ 42,038,118
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 123,191
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$42,038,118
Number of Holdings	101
Net Advisory Fee	$123,191
Portfolio Turnover	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	8.2%
Apple, Inc.	6.9%
Alphabet, Inc.	6.7%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	3.2%
Meta Platforms, Inc.	2.4%
Exxon Mobil Corp.	2.1%
Johnson & Johnson	1.9%
Tesla, Inc.	1.7%

Top Sectors	(%)
Technology	33.8%
Communications	20.4%
Consumer, Non-cyclical	14.5%
Financial	12.9%
Consumer, Cyclical	6.7%
Industrial	6.6%
Energy	3.3%
Utilities	0.7%
Basic Materials	0.4%
Cash & Other	1.7%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Manager or Portfolio Management Team: Kyler Kring, CFA, previously a Portfolio Analyst, is now an Associate Portfolio Manager for the Fund.
Updated Prospectus Web Address	https://corealtfunds.com/OEI

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.